Note 6 - Common Stock (Detail) - Schedule of Warrants Outstanding (USD $)	12 Months Ended
Jul. 31, 2012
Number of Warrants Outstanding	1,300,000
January 15, 2010 Warrants [Member]
Number of Warrants Outstanding	500,000
Warrant Exercise Price (in Dollars per share)	$ 1.25
Warrant Expiration Date	Jan. 15, 2015
May 25, 2010 Warrants [Member]
Number of Warrants Outstanding	800,000
Warrant Exercise Price (in Dollars per share)	$ 0.44
Warrant Expiration Date	May 26, 2015